Share-Based Compensation - Summary of Restricted Stock Unit Activity Under 2023 ESOP Plan (Details)	6 Months Ended
Jun. 30, 2024 shares SFr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, RSUs granted | shares	466,908
Number of awards, Outstanding ending balance | shares	466,908
Weighted average grant date fair value, RSUs granted | SFr / shares	SFr 9.84
Weighted average exercise price issued and exercised ending balance | SFr / shares	SFr 9.84
Range of expiration dates, RSUs granted	2034
Range of expiration dates, Outstanding ending balance	2034